Commitments and Contingencies (Details Narrative) $ in Thousands	Dec. 31, 2024 USD ($)
Property, Plant and Equipment [Line Items]
Commitments relating to supervision services agreements	$ 6,167
Vessels Acquisitions I [Member]
Property, Plant and Equipment [Line Items]
Commitments relating to acquisitions of vessels under construction	486,000
Vessels Under Construction I [Member]
Property, Plant and Equipment [Line Items]
Commitments relating to acquisitions of vessels under construction	$ 1,436,525